Capital Group Core Plus Income ETF
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 98.40% Mortgage-backed obligations 44.49% Federal agency mortgage-backed obligations 30.69%	Principal amount (000)	Value (000)
Fannie Mae Pool #253907 7.00% 7/1/2031 (a)	USD— (b)	— (b)
Fannie Mae Pool #625186 7.00% 1/1/2032 (a)	— (b)	— (b)
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	851	$687
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (a)	96	81
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	1,508	1,221
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	682	552
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	2,180	1,759
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (a)	1,036	838
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (a)	67	55
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	301	255
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	5,505	4,443
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	5,229	4,220
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,203	974
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	727	614
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	377	304
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (a)	826	702
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	14,086	11,883
Fannie Mae Pool #CB1409 3.00% 8/1/2051 (a)	1,656	1,457
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	751	634
Fannie Mae Pool #FM9195 2.50% 10/1/2051 (a)	40	34
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	21	17
Fannie Mae Pool #BU2591 2.00% 12/1/2051 (a)	1,183	954
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (a)	1,167	942
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (a)	986	796
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	7	6
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	990	835
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (a)	255	216
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	79	67
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	2,018	1,631
Fannie Mae Pool #FS5127 3.00% 1/1/2052 (a)	1,638	1,441
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,359	3,008
Fannie Mae Pool #FS0893 3.00% 2/1/2052 (a)	699	616
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (a)	560	512
Fannie Mae Pool #BV0272 3.50% 2/1/2052 (a)	234	215
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	8,610	7,263
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	245	208
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (a)	69	58
Fannie Mae Pool #FS5327 3.00% 3/1/2052 (a)	927	817
Fannie Mae Pool #BV2954 3.00% 3/1/2052 (a)	709	625
Fannie Mae Pool #BV3117 3.00% 3/1/2052 (a)	656	578
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (a)	1,131	915
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,083	877
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (a)	954	770
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	827	670
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	6,785	5,727
Capital Group Core Plus Income ETF — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (a)	USD224	$190
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (a)	36	31
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (a)	2,332	2,052
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	1,043	919
Fannie Mae Pool #FS7061 3.00% 4/1/2052 (a)	673	592
Fannie Mae Pool #FS1405 3.00% 4/1/2052 (a)	657	579
Fannie Mae Pool #CB3361 3.00% 4/1/2052 (a)	639	567
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (a)	413	363
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,492	2,022
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (a)	782	634
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	10,654	9,028
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (a)	95	80
Fannie Mae Pool #CB3586 3.00% 5/1/2052 (a)	2,411	2,125
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	970	855
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	708	624
Fannie Mae Pool #BV9700 2.50% 6/1/2052 (a)	3,258	2,758
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	2,077	1,760
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (a)	459	389
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	7,784	7,377
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	3,711	3,139
Fannie Mae Pool #BW6397 3.00% 7/1/2052 (a)	39	35
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	234	198
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	187	158
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	293	268
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	10,143	8,215
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (a)	2,091	1,764
Fannie Mae Pool #BX0466 4.00% 11/1/2052 (a)	931	880
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	13,445	13,106
Fannie Mae Pool #BX3197 3.50% 12/1/2052 (a)	235	215
Fannie Mae Pool #BX2469 5.50% 12/1/2052 (a)	240	243
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	3,504	3,416
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	1,065	899
Fannie Mae Pool #BW4985 4.00% 2/1/2053 (a)	1,263	1,193
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	1,313	1,331
Fannie Mae Pool #FS5329 3.00% 3/1/2053 (a)	146	129
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	961	908
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (a)	914	863
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	314	319
Fannie Mae Pool #SD3124 2.50% 6/1/2053 (a)	443	376
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	912	861
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	5,378	5,360
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	228	231
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (a)	1,269	1,116
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	122	107
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	2,429	2,421
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	65	55
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	1,740	1,758
Fannie Mae Pool #BX4573 3.00% 8/1/2053 (a)	1,995	1,755
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (a)	508	447
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	98	99
Fannie Mae Pool #FS7064 3.00% 9/1/2053 (a)	1,994	1,755
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	6,682	6,307
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	405	409
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	9,245	9,473
Capital Group Core Plus Income ETF — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	USD2,396	$2,454
Fannie Mae Pool #FS6601 3.50% 12/1/2053 (a)	237	217
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (a)	4,744	4,476
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	249	252
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (a)	58	49
Fannie Mae Pool #MA5263 4.00% 1/1/2054 (a)	11,202	10,569
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	230	233
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	5,854	5,914
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,688	2,726
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	290	293
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	6,583	6,743
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	296	279
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (a)	856	876
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	32	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,401	3,493
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,083	6,160
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	5,333	5,489
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	3,466	3,576
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	2,408	2,463
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	14,814	15,337
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	995	1,034
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	551	574
Fannie Mae Pool #DB8381 5.50% 8/1/2054 (a)	636	642
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	7,051	7,212
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	21,782	21,996
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2,911	2,977
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1,497	1,531
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	29	30
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	3,402	3,434
Fannie Mae Pool #DC6011 5.50% 11/1/2054 (a)	688	695
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	132,780	131,822
Fannie Mae Pool #DC4826 5.50% 12/1/2054 (a)	3,751	3,788
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (a)	1,734	1,750
Fannie Mae Pool #DC4736 5.50% 12/1/2054 (a)	1,596	1,611
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	2,159	2,037
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	8,009	8,190
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (a)	6,421	6,725
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	6,720	6,338
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	35,047	34,014
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	6,404	6,463
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,914	5,025
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	37,023	35,932
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2,285	2,336
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2,182	2,231
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (a)	1,418	1,430
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	8,940	9,140
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	22,010	22,500
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	15,050	15,524
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	24,105	24,350
Freddie Mac Pool #ZS4017 5.50% 9/1/2027 (a)	2	2
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (a)	1,825	1,473
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	805	650
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	677	571
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	962	848
Capital Group Core Plus Income ETF — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	USD834	$704
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	995	839
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	1,767	1,431
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (a)	998	879
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	989	834
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (a)	1,542	1,357
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	759	613
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	3,923	3,166
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,101	891
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	1,077	869
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	982	795
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	395	319
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	519	439
Freddie Mac Pool #QD6256 3.00% 2/1/2052 (a)	2,058	1,813
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (a)	1,492	1,315
Freddie Mac Pool #QD5990 3.00% 2/1/2052 (a)	1,417	1,248
Freddie Mac Pool #QD7819 3.00% 2/1/2052 (a)	617	547
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,979	1,604
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	1,137	917
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	911	737
Freddie Mac Pool #QE0887 2.00% 3/1/2052 (a)	835	675
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	810	686
Freddie Mac Pool #QD8972 2.50% 3/1/2052 (a)	427	362
Freddie Mac Pool #RA6955 3.00% 3/1/2052 (a)	758	667
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (a)	5,654	5,171
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	913	738
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	9,877	8,337
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,318	1,111
Freddie Mac Pool #QE0170 2.50% 4/1/2052 (a)	627	531
Freddie Mac Pool #RA8828 2.50% 4/1/2052 (a)	580	491
Freddie Mac Pool #QE0323 2.50% 4/1/2052 (a)	406	343
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	267	226
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	123	105
Freddie Mac Pool #QE1488 2.50% 4/1/2052 (a)	59	50
Freddie Mac Pool #QE0660 3.00% 4/1/2052 (a)	952	839
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (a)	797	702
Freddie Mac Pool #SD8206 3.00% 4/1/2052 (a)	782	689
Freddie Mac Pool #RA7130 3.00% 4/1/2052 (a)	748	658
Freddie Mac Pool #QE0384 3.00% 4/1/2052 (a)	642	566
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	279	235
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	41,370	36,445
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	683	625
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	475	401
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	386	327
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	128	113
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	672	635
Freddie Mac Pool #QE6097 2.50% 7/1/2052 (a)	538	455
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	187	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	36,256	31,890
Freddie Mac Pool #SD4673 3.00% 7/1/2052 (a)	1,434	1,263
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (a)	5,602	5,296
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,472	1,244
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (a)	372	314
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	1,257	1,106
Capital Group Core Plus Income ETF — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	USD995	$875
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	910	801
Freddie Mac Pool #QE8105 3.50% 8/1/2052 (a)	278	254
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	5,991	5,068
Freddie Mac Pool #QF0923 2.50% 9/1/2052 (a)	625	528
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (a)	286	262
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	439	371
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	705	595
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (a)	1,273	1,121
Freddie Mac Pool #QF5342 4.00% 12/1/2052 (a)	944	891
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (a)	372	315
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	21,504	20,960
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	3,787	3,775
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	2,189	2,071
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	272	256
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	866	818
Freddie Mac Pool #QG1193 5.50% 4/1/2053 (a)	297	300
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	1,125	1,062
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,398	2,384
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	3,339	3,380
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (a)	1,042	882
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (a)	908	857
Freddie Mac Pool #SD8342 5.50% 6/1/2053 (a)	1,909	1,930
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	115	97
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	926	874
Freddie Mac Pool #QG9041 4.00% 8/1/2053 (a)	576	544
Freddie Mac Pool #SD8375 4.00% 9/1/2053 (a)	927	875
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	19,939	20,152
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	5,101	5,228
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (a)	2,944	2,492
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (a)	178	150
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	1,502	1,519
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	95,115	94,747
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	5,325	5,389
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	6,143	5,796
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	304	312
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	23,892	24,146
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	23,174	23,715
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (a)	1,940	1,830
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	46,111	46,588
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,769	2,834
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	924	934
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (a)	22	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	37	38
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,587	1,605
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	10,460	10,839
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	8,189	8,408
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	2,225	2,276
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1,611	1,649
Freddie Mac Pool #SD6700 6.00% 8/1/2054 (a)	844	864
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	37,945	38,313
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	1,196	1,234
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	6,179	6,407
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	236	239
Capital Group Core Plus Income ETF — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ6165 5.50% 10/1/2054 (a)	USD205	$208
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	49,399	49,868
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	38,852	38,572
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	1,860	1,878
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	7,369	7,437
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	2,004	2,022
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	3,309	3,386
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (a)	235	215
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	9,358	9,297
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	49,792	50,924
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	163	169
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	27,613	28,235
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	8,872	9,178
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	5,808	5,860
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	15,534	15,880
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	257	243
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	19,547	19,722
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	20,820	21,284
Government National Mortgage Assn. 2.50% 10/1/2055 (a)(e)	2,100	1,808
Government National Mortgage Assn. 4.50% 10/1/2055 (a)(e)	2,600	2,522
Government National Mortgage Assn. 5.00% 10/1/2055 (a)(e)	2,600	2,587
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4,610	4,223
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	11,600	11,263
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	913	859
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,585	1,491
Government National Mortgage Assn. Pool #MB0553 4.00% 8/20/2055 (a)	75	70
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (a)(e)	1,220	984
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(e)	29,790	25,103
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(e)	77,758	71,052
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (a)(e)	30,712	28,949
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(e)	1,441	1,398
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (a)(e)	22,094	22,279
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(e)	89,930	91,885
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(e)	70,662	73,032
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(e)	9,770	10,220
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (a)(e)	14,980	12,078
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (a)(e)	11,393	9,602
Uniform Mortgage-Backed Security 5.00% 11/1/2055 (a)(e)	16,000	15,859
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (a)(e)	10,677	10,759
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (a)(e)	53,009	54,818
		1,801,646
Commercial mortgage-backed securities 10.86%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (a)(d)	1,690	1,642
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.243% 6/15/2030 (a)(c)(d)	14,282	14,426
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(c)(d)	5,000	5,098
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (a)(d)	1,873	1,952
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056 (a)(d)	512	522
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.409% 4/15/2056 (a)(d)	3,787	3,925
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.409% 3/15/2056 (a)(d)	1,418	1,464
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (a)(d)	2,960	3,112
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (a)(d)	2,242	2,402
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (a)(d)	2,989	3,205
Capital Group Core Plus Income ETF — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (a)(d)	USD6,530	$6,814
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.533% 11/15/2057 (a)(d)	7,100	7,397
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (a)(d)	7,925	8,265
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (a)	1,000	869
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062 (a)(d)	1,033	954
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (a)(d)	273	241
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.504% 3/15/2064 (a)(d)	250	227
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (a)(d)	2,303	2,379
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.069% 3/15/2037 (a)(c)(d)	2,927	2,778
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (a)(d)	1,355	1,384
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (a)(d)	1,882	1,938
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (a)	276	277
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (a)(d)	476	482
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (a)(d)	4,242	4,398
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057 (a)	7,000	7,210
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (a)(d)	4,464	4,677
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(d)	2,265	2,385
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class B, 6.13% 2/15/2062 (a)	8,000	8,350
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	250	218
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,200	1,050
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (a)(d)	2,005	1,689
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055 (a)(d)	2,988	3,098
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055 (a)(d)	1,994	2,041
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (a)	1,499	1,555
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056 (a)(d)	2,644	2,690
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	1,681	1,759
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	3,496	3,634
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (a)	2,600	2,707
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (a)(d)	6,000	6,147
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (a)(d)	7,298	7,586
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (a)(d)	3,868	4,010
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (a)(d)	3,244	3,390
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(c)(d)	15,553	15,530
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(c)(d)	1,482	1,494
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.492% 3/15/2041 (a)(c)(d)	2,977	2,986
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.741% 3/15/2041 (a)(c)(d)	1,280	1,281
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (a)(d)	711	721
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (a)(d)	3,505	3,665
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (a)(d)	1,075	1,112
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (a)(d)	7,774	8,139
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (a)(d)	443	455
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (a)(d)	1,159	1,195
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (a)(d)	3,470	3,570
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (a)(d)	9,000	9,308
BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057 (a)(d)	4,000	4,122
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.541% 6/15/2041 (a)(c)(d)	5,000	5,020
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.539% 6/15/2041 (a)(c)(d)	2,408	2,414
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 6.99% 8/15/2041 (a)(c)(d)	3,645	3,674
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.265% 6/15/2027 (a)(c)(d)	716	721
Capital Group Core Plus Income ETF — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 6.043% 12/15/2039 (a)(c)(d)	USD8,390	$8,431
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.091% 5/15/2034 (a)(c)(d)	5,325	5,340
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.652% 9/15/2034 (a)(c)(d)	464	462
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 5.915% 9/15/2036 (a)(c)(d)	2,403	2,396
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.265% 9/15/2036 (a)(c)(d)	3,875	3,870
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.562% 10/15/2036 (a)(c)(d)	2,976	2,975
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.989% 4/15/2037 (a)(c)(d)	110	110
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (a)(c)(d)	4,887	4,886
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.04% 6/15/2041 (a)(c)(d)	4,757	4,774
BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 6.391% 10/15/2041 (a)(c)(d)	1,918	1,929
BX Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 6.441% 11/15/2041 (a)(c)(d)	13,114	13,157
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(c)(d)	13,850	14,179
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 6.342% 3/15/2042 (a)(c)(d)	8,955	8,963
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.742% 3/15/2042 (a)(c)(d)	14,062	14,080
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.75% 7/15/2042 (a)(c)(d)	20,000	20,089
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 6.00% 7/15/2042 (a)(c)(d)	5,170	5,194
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(c)(d)	2,000	1,860
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(c)(d)	989	931
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.85% 7/15/2044 (a)(c)(d)	8,000	8,034
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 6.15% 7/15/2044 (a)(c)(d)	7,689	7,733
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.50% 7/15/2044 (a)(c)(d)	7,106	7,149
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.242% 3/15/2035 (a)(c)(d)	2,985	2,992
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.338% 3/15/2035 (a)(c)(d)	249	250
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.403% 8/15/2041 (a)(c)(d)	5,768	5,778
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (a)(c)(d)	3,950	3,945
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(c)(d)	1,225	1,241
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (a)(d)	840	742
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(c)(d)	3,984	3,755
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(c)(d)	5,155	5,253
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(d)	10,935	11,159
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (a)(c)(d)	973	979
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (a)(c)(d)	875	881
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.515% 7/15/2038 (a)(c)(d)	422	422
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (a)(c)(d)	4,976	4,982
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (a)(c)(d)	5,246	5,259
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (a)(d)	1,982	2,038
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (a)(d)	973	985
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.30% 12/15/2039 (a)(c)(d)	2,568	2,580
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.692% 3/15/2039 (a)(c)(d)	10,650	10,682
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.541% 3/15/2039 (a)(c)(d)	3,963	3,987
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.04% 3/15/2039 (a)(c)(d)	1,744	1,756
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(c)(d)	2,174	2,184
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041 (a)(c)(d)	3,769	3,765
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (a)(c)(d)	2,987	3,000
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.44% 3/15/2042 (a)(c)(d)	4,897	4,806
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2037 (a)(c)(d)	6,000	6,017
Capital Group Core Plus Income ETF — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.091% 5/15/2037 (a)(c)(d)	USD2,000	$2,006
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.59% 5/15/2037 (a)(c)(d)	996	999
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(d)	5,381	5,574
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(c)(d)	1,260	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(c)(d)	2,564	2,635
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (a)(c)(d)	20,000	20,830
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.40% 3/15/2042 (a)(c)(d)	11,000	11,003
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.00% 3/15/2042 (a)(c)(d)	11,000	11,015
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.392% 11/15/2039 (a)(c)(d)	6,779	6,807
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.44% 12/15/2039 (a)(c)(d)	10,000	10,014
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(c)(d)	5,639	5,364
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (a)(d)	4,500	4,696
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.638% 3/15/2030 (a)(d)	7,473	7,769
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.647% 11/15/2052 (a)(d)	750	697
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (a)(d)	1,642	1,755
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.221% 3/25/2050 (a)(c)(d)	2,600	2,651
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (a)(c)(d)	1,632	1,703
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.856% 11/25/2053 (a)(c)(d)	2,699	3,056
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (a)(c)(d)	8,868	8,925
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (a)(c)(d)	2,421	2,440
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.106% 1/25/2051 (a)(c)(d)	910	939
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.042% 2/15/2042 (a)(c)(d)	1,626	1,627
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.591% 2/15/2042 (a)(c)(d)	1,824	1,817
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(c)	435	448
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (a)(c)(d)	15,083	15,149
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.891% 5/15/2039 (a)(c)(d)	1,943	1,941
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.42% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(c)(f)	8,900	8,843
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.10% 1/15/2039 (a)(c)(d)	3,000	2,987
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.791% 2/15/2042 (a)(c)(d)	9,787	9,763
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.49% 2/15/2042 (a)(c)(d)	13,246	13,229
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (a)(c)	6,702	6,548
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.356% 8/15/2050 (a)(d)	1,583	1,472
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(d)	2,072	2,088
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (a)(d)	3,000	2,944
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (a)(d)	1,997	2,080
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class B, 6.541% 1/15/2058 (a)(d)	10,000	10,482
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (a)	1,723	1,803
Capital Group Core Plus Income ETF — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (a)(d)	USD2,000	$2,078
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 9/15/2058 (a)(d)	130	122
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (a)(c)(d)	1,646	1,653
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(c)(d)	594	604
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(c)(d)	5,875	5,916
		637,491
Collateralized mortgage-backed obligations (privately originated) 2.94%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(c)(f)	3,216	3,248
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(d)	1,425	1,411
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	969	955
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	499	497
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	6,095	5,992
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(c)(f)	2,242	2,231
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.721% 1/25/2040 (a)(c)(d)	6,884	7,067
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.906% 5/25/2043 (a)(c)(d)	813	858
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (a)(c)(d)	1,689	1,691
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(c)	9,116	8,817
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.856% 10/25/2041 (a)(c)(d)	679	681
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (a)(c)(d)	3,109	3,126
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (a)(c)(d)	4,138	4,151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.571% 1/25/2050 (a)(c)(d)	3,055	3,360
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.821% 6/25/2050 (a)(c)(d)	8,401	10,966
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 8/25/2050 (a)(c)(d)	8,110	10,879
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.839% 10/25/2050 (a)(c)(d)	6,000	8,401
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.756% 11/25/2050 (a)(c)(d)	13,730	16,851
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(c)(f)	9,563	9,320
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(d)	12,740	13,046
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(c)(d)	6,390	6,368
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(c)	1,697	1,607
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(c)	698	655
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(c)(d)	1,532	1,422
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(c)(d)	642	596
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(c)	3,457	3,266
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(c)	889	833
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	6,229	5,906
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(c)(f)	3,603	3,476
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(c)(d)	13,676	13,750
Capital Group Core Plus Income ETF — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.60% 10/17/2041 (a)(c)(d)	USD6,667	$6,697
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (a)(c)	14,466	14,693
		172,817
Total mortgage-backed obligations		2,611,954
Corporate bonds, notes & loans 30.52% Financials 6.07%
AerCap Ireland Capital DAC 1.75% 1/30/2026	150	149
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	EUR520	676
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	300	376
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (f)	105	125
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	USD71	73
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (f)	150	155
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	108	114
American International Group, Inc. 5.45% 5/7/2035	6,112	6,371
Aon Corp. 3.90% 2/28/2052	2,567	1,947
Aon North America, Inc. 5.45% 3/1/2034	2,525	2,631
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (c)	3,740	3,935
Aretec Group, Inc. 7.50% 4/1/2029 (c)	175	176
Aretec Group, Inc. 10.00% 8/15/2030 (c)	355	387
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	1,080	1,023
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (f)	1,000	910
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (f)	4,110	4,254
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	1,080	1,158
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	2,425	2,529
BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,138
Block, Inc. 5.625% 8/15/2030 (c)	1,360	1,379
Block, Inc. 6.50% 5/15/2032	2,200	2,279
Block, Inc. 6.00% 8/15/2033 (c)	1,745	1,788
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (c)(f)	200	196
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (c)(f)	4,240	4,443
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (c)(f)	12,615	13,506
Brown & Brown, Inc. 5.25% 6/23/2032	2,974	3,052
Brown & Brown, Inc. 5.55% 6/23/2035	4,729	4,868
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (c)(f)	3,115	3,473
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (c)(f)	5,290	5,624
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (c)(f)	4,337	4,445
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	1,700	1,765
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,980	2,142
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	5,011	5,321
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (f)	1,674	1,757
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (f)	675	723
Chubb INA Holdings, LLC 5.00% 3/15/2034	5,665	5,811
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	1,238	1,100
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	415	378
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	1,087	1,187
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (f)	100	104
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	1,788	1,874
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	15,590	15,942
Coinbase Global, Inc. 3.625% 10/1/2031 (c)	1,000	893
Capital Group Core Plus Income ETF — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (c)	USD4,476	$4,139
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (c)	2,116	1,898
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (c)(f)	600	601
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (f)	943	960
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	750	802
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	2,525	2,576
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	EUR100	121
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	3,050	3,827
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	USD150	155
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (f)	415	373
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (f)	7,155	7,626
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	6,154	6,337
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	150	151
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	5,940	6,203
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (f)	4,293	3,389
Goldman Sachs Group, Inc. 5.734% 1/25/2056 (USD-SOFR + 1.696% on 1/28/2055) (f)	1,450	1,504
Howden UK Refinance PLC 7.25% 2/15/2031 (c)	425	438
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (f)	1,125	1,168
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,976	3,072
IIFL Finance, Ltd. 8.75% 7/24/2028 (c)	4,685	4,775
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027) (f)	375	374
ION Platform Finance US, Inc. 7.875% 9/30/2032 (c)	2,390	2,374
Jane Street Group, LLC 6.75% 5/1/2033 (c)	1,315	1,367
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	180	186
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	13,649	14,394
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	950	931
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,114	12,269
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	7,470	7,331
Mastercard, Inc. 4.85% 3/9/2033	65	67
Mastercard, Inc. 4.55% 1/15/2035	2,525	2,521
MetLife, Inc. 5.375% 7/15/2033	300	316
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)	3,702	3,837
Metropolitan Life Global Funding I 5.05% 1/8/2034 (c)	4,105	4,197
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (f)	471	472
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	160	164
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	289	292
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (f)	1,411	1,456
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	587	612
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (f)	6,825	7,278
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	8,300	8,567
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	353	370
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	7,891	8,329
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (f)	1,750	1,833
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (f)	1,063	1,075
Navient Corp. 5.50% 3/15/2029	1,620	1,589
Navient Corp. 5.625% 8/1/2033	18,022	16,455
OneMain Finance Corp. 7.50% 5/15/2031	5,404	5,654
OneMain Finance Corp. 7.125% 11/15/2031	4,455	4,623
OneMain Finance Corp. 7.125% 9/15/2032	3,460	3,579
Osaic Holdings, Inc. 8.00% 8/1/2033 (c)	1,170	1,214
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	EUR210	274
Capital Group Core Plus Income ETF — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	EUR1,900	$2,375
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	USD7,045	7,984
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	273	288
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (f)	8,441	8,741
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	2,550	2,662
Starwood Property Trust, Inc. 5.75% 1/15/2031 (c)	2,785	2,787
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	276	286
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (f)	3,105	3,165
Synchrony Financial 7.25% 2/2/2033	6,199	6,618
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (f)	6,170	6,316
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	1,755	1,807
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,972	2,090
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	6,832	7,172
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (f)	4,115	4,334
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	7,770	8,048
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (c)(f)	2,520	2,333
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (c)(f)	1,600	1,748
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	1,050	1,063
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	8,573	9,000
		356,136
Energy 3.90%
3R Lux SARL 9.75% 2/5/2031 (c)	585	618
APA Corp. 5.25% 2/1/2042	615	499
APA Corp. 5.35% 7/1/2049	965	807
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (c)	1,050	1,072
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (c)	1,660	1,689
Baytex Energy Corp. 7.375% 3/15/2032 (c)	3,385	3,317
Blue Racer Midstream, LLC 7.00% 7/15/2029 (c)	675	700
Borr IHC, Ltd. 10.00% 11/15/2028 (c)	1,892	1,884
Borr IHC, Ltd. 10.375% 11/15/2030 (c)	1,112	1,115
Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,906
Cheniere Energy, Inc. 4.625% 10/15/2028	175	174
Civitas Resources, Inc. 8.375% 7/1/2028 (c)	1,625	1,686
Civitas Resources, Inc. 8.625% 11/1/2030 (c)	4,025	4,172
Civitas Resources, Inc. 8.75% 7/1/2031 (c)	4,445	4,559
Civitas Resources, Inc. 9.625% 6/15/2033 (c)	630	666
CNX Resources Corp. 7.375% 1/15/2031 (c)	185	191
CNX Resources Corp. 7.25% 3/1/2032 (c)	5,171	5,368
Comstock Resources, Inc. 5.875% 1/15/2030 (c)	4,207	4,055
ConocoPhillips Co. 3.80% 3/15/2052	5,420	4,077
Constellation Oil Services Holding SA 9.375% 11/7/2029 (c)	4,290	4,402
Crescent Energy Finance, LLC 9.25% 2/15/2028 (c)	846	879
Crescent Energy Finance, LLC 7.625% 4/1/2032 (c)	1,440	1,431
Crescent Energy Finance, LLC 7.375% 1/15/2033 (c)	6,979	6,801
Devon Energy Corp. 5.75% 9/15/2054	2,270	2,107
Diamondback Energy, Inc. 5.15% 1/30/2030	731	753
Diamondback Energy, Inc. 5.40% 4/18/2034	4,428	4,522
Diamondback Energy, Inc. 5.55% 4/1/2035	1,740	1,787
Diamondback Energy, Inc. 5.75% 4/18/2054	3,367	3,243
Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,712
Ecopetrol SA 7.75% 2/1/2032	5,750	5,954
Capital Group Core Plus Income ETF — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Ecopetrol SA 8.875% 1/13/2033	USD3,408	$3,696
Ecopetrol SA 8.375% 1/19/2036	6,055	6,257
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (c)	1,055	1,014
EQT Corp. 7.50% 6/1/2030	25	28
EQT Corp. 4.75% 1/15/2031	1,994	1,991
Expand Energy Corp. 5.875% 2/1/2029 (c)	425	427
Expand Energy Corp. 6.75% 4/15/2029 (c)	860	869
Exxon Mobil Corp. 3.452% 4/15/2051	3,955	2,901
Genesis Energy, LP 8.25% 1/15/2029	1,017	1,061
Genesis Energy, LP 7.875% 5/15/2032	2,200	2,296
GeoPark, Ltd. 8.75% 1/31/2030 (c)	4,750	4,299
Global Partners, LP 8.25% 1/15/2032 (c)	285	301
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (c)	845	868
Harvest Midstream I, LP 7.50% 9/1/2028 (c)	75	76
Hilcorp Energy I, LP 6.00% 4/15/2030 (c)	135	133
Hilcorp Energy I, LP 6.25% 4/15/2032 (c)	5,812	5,580
Hilcorp Energy I, LP 8.375% 11/1/2033 (c)	4,210	4,425
Kodiak Gas Services, LLC 6.50% 10/1/2033 (c)	995	1,014
Kodiak Gas Services, LLC 6.75% 10/1/2035 (c)	995	1,022
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (c)	825	818
Leviathan Bond, Ltd. 6.75% 6/30/2030 (c)	650	653
Matador Resources Co. 6.25% 4/15/2033 (c)	2,080	2,095
MPLX, LP 5.40% 9/15/2035	1,637	1,641
Murphy Oil Corp. 6.00% 10/1/2032	675	666
MV24 Capital BV 6.748% 6/1/2034	659	655
Nabors Industries, Inc. 8.875% 8/15/2031 (c)	3,160	2,945
NFE Financing, LLC 12.00% 11/15/2029 (c)	19,637	5,793
NGL Energy Operating, LLC 8.125% 2/15/2029 (c)	773	793
NGL Energy Operating, LLC 8.375% 2/15/2032 (c)	2,020	2,072
Noble Finance II, LLC 8.00% 4/15/2030 (c)	3,425	3,548
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (c)	1,215	1,257
ONEOK, Inc. 4.00% 7/13/2027	50	50
ONEOK, Inc. 6.35% 1/15/2031	40	43
Permian Resources Operating, LLC 7.00% 1/15/2032 (c)	285	296
Petrobras Global Finance BV 5.60% 1/3/2031	611	621
Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,491
Petroleos Mexicanos 6.50% 3/13/2027	1,300	1,317
Petroleos Mexicanos 8.75% 6/2/2029	1,175	1,266
Petroleos Mexicanos 6.84% 1/23/2030	3,716	3,782
Petroleos Mexicanos 5.95% 1/28/2031	5,760	5,583
Petroleos Mexicanos 6.70% 2/16/2032	3,750	3,719
Petroleos Mexicanos 10.00% 2/7/2033	2,150	2,496
Petroleos Mexicanos 6.50% 6/2/2041	34	30
Petroleos Mexicanos 6.75% 9/21/2047	305	252
Petroleos Mexicanos 6.35% 2/12/2048	77	61
Petroleos Mexicanos 7.69% 1/23/2050	110	100
Petroleos Mexicanos 6.95% 1/28/2060	381	314
Pluspetrol SA 8.50% 5/30/2032 (c)	4,058	4,058
Raizen Fuels Finance SA 6.70% 2/25/2037 (c)	4,230	4,114
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (c)	3,198	3,260
Saudi Arabian Oil Co. 5.75% 7/17/2054 (c)	3,730	3,715
Seadrill Finance, Ltd. 8.375% 8/1/2030 (c)	210	218
Shell Finance US, Inc. 2.75% 4/6/2030	75	71
Shell International Finance BV 3.00% 11/26/2051	5,297	3,526
Capital Group Core Plus Income ETF — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (c)	USD1,360	$1,368
Sunoco, LP 7.00% 5/1/2029 (c)	1,250	1,295
Sunoco, LP 4.50% 4/30/2030	150	145
Sunoco, LP 5.625% 3/15/2031 (c)	595	591
Sunoco, LP 7.25% 5/1/2032 (c)	2,551	2,679
Sunoco, LP 6.25% 7/1/2033 (c)	870	886
Sunoco, LP 5.875% 3/15/2034 (c)	630	625
Talos Production, Inc. 9.00% 2/1/2029 (c)	705	730
Talos Production, Inc. 9.375% 2/1/2031 (c)	385	401
Targa Resources Corp. 5.65% 2/15/2036	1,990	2,039
TotalEnergies Capital SA 5.488% 4/5/2054	760	752
Transocean Aquila, Ltd. 8.00% 9/30/2028 (c)	896	923
Transocean International, Ltd. 7.875% 10/15/2032 (c)	645	645
Transocean, Inc. 8.00% 2/1/2027 (c)	686	686
Transocean, Inc. 8.25% 5/15/2029 (c)	1,180	1,164
Transocean, Inc. 8.75% 2/15/2030 (c)	509	536
Transocean, Inc. 8.50% 5/15/2031 (c)	1,210	1,187
Transocean, Inc. 6.80% 3/15/2038	1,255	1,064
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (c)	1,630	1,679
USA Compression Partners, LP 7.125% 3/15/2029 (c)	1,340	1,383
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (c)	1,549	1,616
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (c)	2,019	1,907
Venture Global LNG, Inc. 8.125% 6/1/2028 (c)	750	777
Venture Global LNG, Inc. 8.375% 6/1/2031 (c)	3,843	4,038
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (c)	5,125	5,666
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (c)	2,875	3,028
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (c)	3,400	3,840
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (c)	2,325	2,471
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (c)	2,500	2,542
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (c)	4,400	4,279
Vital Energy, Inc. 7.875% 4/15/2032 (c)	1,955	1,899
Weatherford International, Ltd. 8.625% 4/30/2030 (c)	125	128
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (c)	2,195	2,223
		228,915
Health care 3.77%
AbbVie, Inc. 5.05% 3/15/2034	9,529	9,809
AbbVie, Inc. 5.35% 3/15/2044	625	629
AbbVie, Inc. 5.50% 3/15/2064	2,250	2,251
Amgen, Inc. 5.25% 3/2/2030	623	646
Amgen, Inc. 4.20% 3/1/2033	5,050	4,913
Amgen, Inc. 5.25% 3/2/2033	5,803	6,013
Amgen, Inc. 4.875% 3/1/2053	725	647
Amgen, Inc. 5.65% 3/2/2053	14,152	14,126
Amgen, Inc. 5.75% 3/2/2063	4,800	4,792
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,780
Baxter International, Inc. 3.132% 12/1/2051	5,229	3,340
Bristol-Myers Squibb Co. 5.20% 2/22/2034	846	878
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	329
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,372	7,353
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,365	2,347
Centene Corp. 2.50% 3/1/2031	2,950	2,543
Centene Corp. 2.625% 8/1/2031	1,671	1,437
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (c)	75	68
Capital Group Core Plus Income ETF — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Group (The) 5.25% 1/15/2036	USD4,000	$4,053
Cigna Group (The) 6.00% 1/15/2056	2,000	2,076
CVS Health Corp. 1.875% 2/28/2031	50	43
CVS Health Corp. 5.45% 9/15/2035	13,188	13,426
CVS Health Corp. 6.00% 6/1/2044	3,100	3,147
CVS Health Corp. 6.05% 6/1/2054	6,670	6,751
CVS Health Corp. 6.20% 9/15/2055	9,359	9,639
CVS Health Corp. 6.00% 6/1/2063	1,210	1,193
CVS Health Corp. 6.25% 9/15/2065	1,500	1,527
DaVita, Inc. 6.75% 7/15/2033 (c)	300	310
Elevance Health, Inc. 5.00% 1/15/2036	8,150	8,094
Elevance Health, Inc. 4.55% 5/15/2052	203	170
Elevance Health, Inc. 5.70% 9/15/2055	3,000	2,976
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (c)	2,455	2,637
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (d)(g)	1,465	1,469
Gilead Sciences, Inc. 5.25% 10/15/2033	650	682
Gilead Sciences, Inc. 5.10% 6/15/2035	4,558	4,685
Gilead Sciences, Inc. 5.55% 10/15/2053	1,025	1,035
Grifols SA 7.50% 5/1/2030	EUR2,500	3,101
HCA, Inc. 3.625% 3/15/2032	USD79	74
Humana, Inc. 5.75% 4/15/2054	4,267	4,076
Owens & Minor, Inc. 4.50% 3/31/2029 (c)	1,400	1,125
Owens & Minor, Inc. 6.25% 4/1/2030 (c)	8,345	6,892
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,697
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	10,236	9,899
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (c)	1,700	1,787
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	9,434	9,593
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,630	3,742
Tenet Healthcare Corp. 6.75% 5/15/2031	200	207
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	797	783
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,121	1,121
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,020
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,473	4,501
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,420
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,789	3,192
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	2,664	2,776
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	6,890	7,103
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	227
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,524
UnitedHealth Group, Inc. 5.30% 6/15/2035	13,116	13,564
UnitedHealth Group, Inc. 5.50% 7/15/2044	4,120	4,130
UnitedHealth Group, Inc. 4.75% 5/15/2052	455	401
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,890	7,189
Viatris, Inc. 4.00% 6/22/2050	3,675	2,509
		221,467
Consumer discretionary 2.51%
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,555	1,445
Advance Auto Parts, Inc. 3.50% 3/15/2032	5,520	4,831
Advance Auto Parts, Inc. 7.375% 8/1/2033 (c)	3,555	3,669
Allied Universal Holdco, LLC 4.625% 6/1/2028 (c)	802	787
Allied Universal Holdco, LLC 6.875% 6/15/2030 (c)	5,235	5,385
Amazon.com, Inc. 3.95% 4/13/2052	400	325
AutoNation, Inc. 5.89% 3/15/2035	7,200	7,445
Capital Group Core Plus Income ETF — Page 16 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Caesars Entertainment, Inc. 6.50% 2/15/2032 (c)	USD2,000	$2,041
Carnival Corp. 5.125% 5/1/2029 (c)	1,945	1,945
Carnival Corp. 6.00% 5/1/2029 (c)	1,855	1,884
Carnival Corp. 7.00% 8/15/2029 (c)	3,708	3,907
Carnival Corp. 5.75% 3/15/2030 (c)	6,307	6,444
Carnival Corp. 6.125% 2/15/2033 (c)	7,565	7,759
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (c)	465	495
Fertitta Entertainment, LLC 4.625% 1/15/2029 (c)	350	333
Ford Motor Co. 3.25% 2/12/2032	940	823
Ford Motor Co. 4.75% 1/15/2043	995	794
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	608
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,452
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,722
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,064
Ford Motor Credit Co., LLC 5.918% 3/20/2028	4,926	5,011
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	248
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,860	4,128
Ford Motor Credit Co., LLC 5.73% 9/5/2030	4,241	4,278
Ford Motor Credit Co., LLC 6.054% 11/5/2031	5,766	5,895
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,319	1,373
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,528	1,634
Ford Motor Credit Co., LLC 6.125% 3/8/2034	2,347	2,360
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,456	2,524
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	73
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,204
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,003	2,016
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,382	2,459
General Motors Financial Co., Inc. 6.15% 7/15/2035	2,811	2,941
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	4,000	3,684
Genting New York, LLC 7.25% 10/1/2029 (c)	625	646
Gildan Activewear, Inc. 5.40% 10/7/2035 (c)	1,290	1,291
Great Canadian Gaming Corp. 8.75% 11/15/2029 (c)	1,275	1,262
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (d)(g)	57	57
Home Depot, Inc. 4.95% 6/25/2034	1,150	1,178
Home Depot, Inc. 4.65% 9/15/2035	770	763
Home Depot, Inc. 5.40% 6/25/2064	8,014	7,926
Hyundai Capital America 1.65% 9/17/2026 (c)	100	98
International Game Technology PLC 5.25% 1/15/2029 (c)	650	648
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (c)	1,335	1,309
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (c)	1,350	1,429
Lithia Motors, Inc. 3.875% 6/1/2029 (c)	308	294
Lithia Motors, Inc. 4.375% 1/15/2031 (c)	900	855
Macy’s Retail Holdings, LLC 5.875% 3/15/2030 (c)	17	17
McDonald’s Corp. 4.95% 3/3/2035	778	789
Newell Brands, Inc. 8.50% 6/1/2028 (c)	1,265	1,341
Newell Brands, Inc. 6.375% 5/15/2030	3,841	3,815
Newell Brands, Inc. 6.625% 5/15/2032	6,755	6,683
Newell Brands, Inc. 6.875% 4/1/2036 (7.125% on 10/1/2025) (f)	1,995	1,988
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (c)	6,979	7,496
Party City Holdings, Inc. 0% 8/27/2030 (h)	148	3
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (c)	400	404
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	2,321	2,335
Sonic Automotive, Inc. 4.875% 11/15/2031 (c)	4,363	4,175
Universal Entertainment Corp. 9.875% 8/1/2029 (c)	3,130	3,110
Capital Group Core Plus Income ETF — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (c)	USD514	$554
ZF North America Capital, Inc. 6.75% 4/23/2030 (c)	1,090	1,064
		147,516
Communication services 2.46%
AT&T, Inc. 2.55% 12/1/2033	1,850	1,576
AT&T, Inc. 3.50% 9/15/2053	1,850	1,281
AT&T, Inc. 3.55% 9/15/2055	1,200	828
CCO Holdings, LLC 4.75% 2/1/2032 (c)	1,789	1,656
CCO Holdings, LLC 4.50% 5/1/2032	800	729
CCO Holdings, LLC 4.50% 6/1/2033 (c)	2,785	2,478
CCO Holdings, LLC 4.25% 1/15/2034 (c)	2,967	2,567
Charter Communications Operating, LLC 4.40% 4/1/2033	890	844
Charter Communications Operating, LLC 6.65% 2/1/2034	580	620
Charter Communications Operating, LLC 4.80% 3/1/2050	3,333	2,642
Charter Communications Operating, LLC 3.70% 4/1/2051	12,421	8,200
Charter Communications Operating, LLC 3.90% 6/1/2052	12,693	8,603
Charter Communications Operating, LLC 5.25% 4/1/2053	16,448	13,753
Charter Communications Operating, LLC 6.70% 12/1/2055	2,500	2,532
Comcast Corp. 2.887% 11/1/2051	4,085	2,518
Comcast Corp. 5.65% 6/1/2054	4,284	4,207
Connect Finco SARL 9.00% 9/15/2029 (c)	11,510	12,116
DIRECTV Financing, LLC 8.875% 2/1/2030 (c)	2,675	2,645
DISH Network Corp. 11.75% 11/15/2027 (c)	1,450	1,536
EchoStar Corp. 10.75% 11/30/2029	2,728	3,003
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (c)	711	710
Gray Media, Inc. 10.50% 7/15/2029 (c)	4,340	4,696
Gray Media, Inc. 4.75% 10/15/2030 (c)	140	108
Gray Media, Inc. 5.375% 11/15/2031 (c)	1,829	1,375
Gray Media, Inc. 9.625% 7/15/2032 (c)	1,390	1,421
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (d)(g)	14	14
Lindblad Expeditions, LLC 7.00% 9/15/2030 (c)	1,070	1,091
Meta Platforms, Inc. 4.45% 8/15/2052	725	623
Meta Platforms, Inc. 5.40% 8/15/2054	4,063	4,017
News Corp. 3.875% 5/15/2029 (c)	369	356
Sirius XM Radio, LLC 4.00% 7/15/2028 (c)	944	913
Sirius XM Radio, LLC 4.125% 7/1/2030 (c)	1,950	1,830
Sirius XM Radio, LLC 3.875% 9/1/2031 (c)	12,329	11,181
Snap, Inc. 6.875% 3/1/2033 (c)	5,340	5,464
T-Mobile USA, Inc. 5.15% 4/15/2034	150	153
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,294
T-Mobile USA, Inc. 5.75% 1/15/2054	252	252
Univision Communications, Inc. 8.00% 8/15/2028 (c)	3,460	3,588
Univision Communications, Inc. 4.50% 5/1/2029 (c)	6,752	6,374
Univision Communications, Inc. 7.375% 6/30/2030 (c)	7,556	7,598
Univision Communications, Inc. 8.50% 7/31/2031 (c)	7,014	7,249
Univision Communications, Inc. 9.375% 8/1/2032 (c)	2,400	2,560
Verizon Communications, Inc. 1.75% 1/20/2031	300	263
Verizon Communications, Inc. 5.25% 4/2/2035	240	244
Verizon Communications, Inc. 5.371% 7/2/2037 (c)	40	41
Verizon Communications, Inc. 2.85% 9/3/2041	52	38
Verizon Communications, Inc. 3.55% 3/22/2051	200	147
Verizon Communications, Inc. 3.875% 3/1/2052	782	601
Verizon Communications, Inc. 2.987% 10/30/2056	337	208
Capital Group Core Plus Income ETF — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	USD258	$193
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (d)(g)	4,297	4,221
		144,157
Utilities 2.24%
Aegea Finance SARL 9.00% 1/20/2031 (c)	2,063	2,189
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (c)	188	178
Alabama Power Co. 5.85% 11/15/2033	300	322
Comision Federal de Electricidad 6.45% 1/24/2035 (c)	1,685	1,720
Duke Energy Corp. 6.10% 9/15/2053	300	316
Edison International 4.125% 3/15/2028	250	245
Edison International 5.25% 11/15/2028	339	342
Edison International 5.25% 3/15/2032	5,836	5,785
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (f)	4,905	5,005
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (c)(f)	1,325	1,537
Florida Power & Light Co. 5.30% 6/15/2034	150	157
Florida Power & Light Co. 5.30% 4/1/2053	60	59
Florida Power & Light Co. 5.60% 6/15/2054	2,050	2,099
Florida Power & Light Co. 5.70% 3/15/2055	1,825	1,894
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	456
Long Ridge Energy, LLC 8.75% 2/15/2032 (c)	4,085	4,202
NiSource, Inc. 5.40% 6/30/2033	250	259
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	40
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	602
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	750
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	184
Pacific Gas and Electric Co. 6.15% 1/15/2033	400	424
Pacific Gas and Electric Co. 6.40% 6/15/2033	3,835	4,124
Pacific Gas and Electric Co. 5.80% 5/15/2034	375	389
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,910	1,958
Pacific Gas and Electric Co. 4.95% 7/1/2050	9,185	7,890
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,280	9,757
Pacific Gas and Electric Co. 6.70% 4/1/2053	7,279	7,793
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,750	1,708
Pacific Gas and Electric Co. 6.15% 3/1/2055	2,370	2,386
PacifiCorp 5.45% 2/15/2034	5,438	5,573
PacifiCorp 5.35% 12/1/2053	4,817	4,448
PacifiCorp 5.50% 5/15/2054	5,351	5,058
PacifiCorp 5.80% 1/15/2055	7,630	7,485
PG&E Corp. 5.25% 7/1/2030	546	539
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	9,375	9,648
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	200	206
Southern California Edison Co. 5.20% 6/1/2034	7,592	7,552
Southern California Edison Co. 4.00% 4/1/2047	485	367
Southern California Edison Co. 3.65% 2/1/2050	1,947	1,363
Southern California Edison Co. 2.95% 2/1/2051	6,490	3,976
Southern California Edison Co. 3.45% 2/1/2052	11,180	7,446
Southern California Edison Co. 5.75% 4/15/2054	1,260	1,194
Southern California Edison Co. 5.90% 3/1/2055	4,681	4,549
Southern California Edison Co. 6.20% 9/15/2055	3,070	3,099
Capital Group Core Plus Income ETF — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Supply, LLC 8.625% 6/1/2030 (c)	USD1,567	$1,664
YPF Energia Electrica SA 7.875% 10/16/2032 (c)	2,790	2,696
		131,633
Information technology 2.17%
Acuris Finance US, Inc. 9.00% 8/1/2029 (c)	7,130	7,457
ams-OSRAM AG 12.25% 3/30/2029 (c)	2,365	2,547
Analog Devices, Inc. 2.95% 10/1/2051	3,353	2,217
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,393
Broadcom, Inc. 4.80% 10/15/2034	3,522	3,548
Broadcom, Inc. 5.20% 7/15/2035	6,600	6,805
Broadcom, Inc. 3.187% 11/15/2036 (c)	450	384
Broadcom, Inc. 4.926% 5/15/2037 (c)	4,226	4,217
Cisco Systems, Inc. 5.05% 2/26/2034	4,000	4,139
Cisco Systems, Inc. 5.10% 2/24/2035	1,590	1,645
Cloud Software Group, Inc. 9.00% 9/30/2029 (c)	6,915	7,180
Cloud Software Group, Inc. 8.25% 6/30/2032 (c)	3,673	3,900
CommScope Technologies, LLC 5.00% 3/15/2027 (c)	1,500	1,490
CommScope, LLC 4.75% 9/1/2029 (c)	304	302
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (d)(g)	950	962
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (c)	4,000	4,229
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (d)(g)(i)	75	76
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (d)(g)	260	259
Helios Software Holdings, Inc. 8.75% 5/1/2029 (c)	10,520	10,916
ION Trading Technologies SARL 9.50% 5/30/2029 (c)	5,544	5,883
Microchip Technology, Inc. 5.05% 2/15/2030	2,541	2,599
Micron Technology, Inc. 6.05% 11/1/2035	6,240	6,671
NCR Atleos Corp. 9.50% 4/1/2029 (c)	900	975
Oracle Corp. 5.50% 8/3/2035	6,370	6,558
Oracle Corp. 5.20% 9/26/2035	4,000	4,024
Oracle Corp. 3.95% 3/25/2051	450	335
Oracle Corp. 5.95% 9/26/2055	2,000	1,995
Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,529
Roper Technologies, Inc. 5.10% 9/15/2035	3,065	3,091
Synopsys, Inc. 5.15% 4/1/2035	3,000	3,053
Synopsys, Inc. 5.70% 4/1/2055	8,410	8,494
UKG, Inc. 6.875% 2/1/2031 (c)	2,150	2,220
Unisys Corp. 10.625% 1/15/2031 (c)	5,376	5,732
Viasat, Inc. 5.625% 4/15/2027 (c)	410	409
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/23/2026) (f)(i)	938	1,027
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/22/2026) (f)(i)	672	722
X.AI Corp. 12.50% 6/30/2030	6,000	6,307
		127,290
Real estate 1.96%
Boston Properties, LP 2.55% 4/1/2032	2,281	1,973
Boston Properties, LP 2.45% 10/1/2033	4,850	3,970
Boston Properties, LP 6.50% 1/15/2034	3,766	4,064
Boston Properties, LP 5.75% 1/15/2035	7,949	8,130
Equinix, Inc. 3.40% 2/15/2052	4,250	2,982
Fideicomiso Fibra Uno 7.70% 1/23/2032 (c)	677	732
Howard Hughes Corp. (The) 4.125% 2/1/2029 (c)	930	893
Howard Hughes Corp. (The) 4.375% 2/1/2031 (c)	4,147	3,891
Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,874
Capital Group Core Plus Income ETF — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD4,375	$4,184
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,642	4,339
Kennedy-Wilson, Inc. 5.00% 3/1/2031	10,785	10,041
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,229
Kilroy Realty, LP 6.25% 1/15/2036	3,959	4,098
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,160	1,184
MPT Operating Partnership, LP 5.00% 10/15/2027	7,763	7,528
MPT Operating Partnership, LP 3.50% 3/15/2031	1,400	1,031
MPT Operating Partnership, LP 8.50% 2/15/2032 (c)	8,555	9,097
Prologis, LP 5.125% 1/15/2034	3,375	3,468
Prologis, LP 5.00% 3/15/2034	2,780	2,826
Prologis, LP 5.00% 1/31/2035	747	757
Prologis, LP 5.25% 3/15/2054	580	562
Service Properties Trust 4.75% 10/1/2026	1,925	1,930
Service Properties Trust 8.00% 9/30/2027 (c)	940	830
Service Properties Trust 3.95% 1/15/2028	1,554	1,456
Service Properties Trust 8.375% 6/15/2029	6,752	6,862
Service Properties Trust 4.95% 10/1/2029	5,550	4,896
Service Properties Trust 4.375% 2/15/2030	10,082	8,578
Service Properties Trust 8.625% 11/15/2031 (c)	8,015	8,540
VICI Properties, LP 4.125% 8/15/2030 (c)	250	242
VICI Properties, LP 5.125% 5/15/2032	930	940
VICI Properties, LP 5.625% 4/1/2035	1,668	1,709
		114,836
Consumer staples 1.86%
Altria Group, Inc. 5.25% 8/6/2035	2,420	2,448
B&G Foods, Inc. 5.25% 9/15/2027	400	387
BAT Capital Corp. 2.259% 3/25/2028	100	96
BAT Capital Corp. 4.742% 3/16/2032	450	453
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,084
BAT Capital Corp. 6.421% 8/2/2033	673	739
BAT Capital Corp. 6.00% 2/20/2034	6,982	7,462
BAT Capital Corp. 5.625% 8/15/2035	10,738	11,164
BAT Capital Corp. 4.758% 9/6/2049	1,551	1,321
BAT Capital Corp. 5.65% 3/16/2052	929	890
BAT Capital Corp. 7.081% 8/2/2053	7,503	8,605
Campbell’s Co. (The) 4.75% 3/23/2035	1,993	1,934
Campbell’s Co. (The) 5.25% 10/13/2054	304	282
Coca-Cola Co. 5.20% 1/14/2055	1,995	1,956
Constellation Brands, Inc. 4.35% 5/9/2027	326	327
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,693
Constellation Brands, Inc. 4.90% 5/1/2033	886	895
Coty, Inc. 6.625% 7/15/2030 (c)	490	501
Imperial Brands Finance PLC 5.875% 7/1/2034 (c)	3,940	4,128
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	38
Kroger Co. 5.50% 9/15/2054	1,978	1,929
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (c)	905	498
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (c)	250	236
Mars, Inc. 5.20% 3/1/2035 (c)	15,846	16,205
Mars, Inc. 5.65% 5/1/2045 (c)	2,039	2,070
Mars, Inc. 5.70% 5/1/2055 (c)	7,160	7,258
Mars, Inc. 5.80% 5/1/2065 (c)	730	745
Minerva Luxembourg SA 8.875% 9/13/2033 (c)	2,030	2,230
Capital Group Core Plus Income ETF — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mondelez International, Inc. 5.125% 5/6/2035	USD1,140	$1,163
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,383
Philip Morris International, Inc. 5.375% 2/15/2033	400	418
Philip Morris International, Inc. 5.625% 9/7/2033	7,850	8,330
Philip Morris International, Inc. 5.25% 2/13/2034	4,956	5,119
Philip Morris International, Inc. 4.90% 11/1/2034	9,953	10,038
Post Holdings, Inc. 4.625% 4/15/2030 (c)	650	627
Post Holdings, Inc. 6.25% 2/15/2032 (c)	540	556
Post Holdings, Inc. 6.375% 3/1/2033 (c)	4,000	4,047
		109,255
Materials 1.83%
Ball Corp. 6.00% 6/15/2029	200	205
Ball Corp. 5.50% 9/15/2033	5,390	5,451
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	321
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,611
Braskem Netherlands Finance BV 8.75% 1/12/2031 (c)	1,530	598
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,107	2,348
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)	475	183
Braskem Netherlands Finance BV 8.00% 10/15/2034 (c)	6,715	2,513
Braskem Netherlands Finance BV 8.00% 10/15/2034	750	281
Braskem Netherlands Finance BV 5.875% 1/31/2050	150	54
Celanese US Holdings, LLC 6.85% 11/15/2028 (f)	1,194	1,240
Celanese US Holdings, LLC 6.50% 4/15/2030	6,634	6,683
Celanese US Holdings, LLC 6.879% 7/15/2032 (f)	1,921	1,964
Celanese US Holdings, LLC 7.20% 11/15/2033 (f)	6,775	7,048
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)	1,755	1,836
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (c)	2,223	2,267
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (c)	550	515
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (c)	5,075	5,235
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (c)	4,250	4,342
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (c)	1,000	1,031
Consolidated Energy Finance SA 12.00% 2/15/2031 (c)	5,800	5,314
Dow Chemical Co. (The) 5.15% 2/15/2034	3	3
Dow Chemical Co. (The) 5.35% 3/15/2035	1,849	1,839
Dow Chemical Co. (The) 5.65% 3/15/2036	6,535	6,570
Dow Chemical Co. (The) 5.55% 11/30/2048	571	521
Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,403
Dow Chemical Co. (The) 6.90% 5/15/2053	107	114
Dow Chemical Co. (The) 5.60% 2/15/2054	4,755	4,309
Dow Chemical Co. (The) 5.95% 3/15/2055	491	467
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (c)	6,245	6,626
FXI Holdings, Inc. 12.25% 11/15/2026 (c)	5,332	4,705
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (c)	113	101
JH North America Holdings, Inc. 5.875% 1/31/2031 (c)	665	676
JH North America Holdings, Inc. 6.125% 7/31/2032 (c)	645	661
LSB Industries, Inc. 6.25% 10/15/2028 (c)	533	526
LYB International Finance III, LLC 5.50% 3/1/2034	1,292	1,300
LYB International Finance III, LLC 6.15% 5/15/2035	690	720
Magnera Corp. 7.25% 11/15/2031 (c)	6,550	6,168
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (c)	696	694
Mercer International, Inc. 12.875% 10/1/2028 (c)	1,840	1,677
Mercer International, Inc. 5.125% 2/1/2029	2,430	1,793
Minera Mexico SA de CV 5.625% 2/12/2032 (c)	2,700	2,789
Capital Group Core Plus Income ETF — Page 22 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 4.25% 5/15/2029 (c)	USD1,385	$1,342
PT Krakatau Posco 6.375% 6/11/2029	2,900	2,986
Quikrete Holdings, Inc. 6.75% 3/1/2033 (c)	880	916
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	1,065	1,106
Sasol Financing USA, LLC 8.75% 5/3/2029 (i)	100	104
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (c)	742	726
Sealed Air Corp. 6.125% 2/1/2028 (c)	607	616
Stillwater Mining Co. 4.00% 11/16/2026 (i)	600	594
Vale Overseas, Ltd. 6.40% 6/28/2054	3,535	3,637
Veritiv Operating Co. 10.50% 11/30/2030 (c)	930	999
		107,728
Industrials 1.73%
Ambipar Lux SARL 9.875% 2/6/2031 (c)	800	138
Ambipar Lux SARL 10.875% 2/5/2033 (c)	1,575	265
Amentum Holdings, Inc. 7.25% 8/1/2032 (c)	1,440	1,496
BAE Systems PLC 5.30% 3/26/2034 (c)	2,264	2,347
Boeing Co. (The) 2.75% 2/1/2026	115	114
Boeing Co. (The) 3.625% 2/1/2031	1,642	1,574
Boeing Co. (The) 6.388% 5/1/2031	1,201	1,309
Boeing Co. (The) 6.528% 5/1/2034	3,776	4,177
Boeing Co. (The) 5.705% 5/1/2040	655	669
Boeing Co. (The) 5.805% 5/1/2050	10,262	10,259
Boeing Co. (The) 6.858% 5/1/2054	6,543	7,469
Boeing Co. (The) 5.93% 5/1/2060	1,200	1,200
Bombardier, Inc. 7.875% 4/15/2027 (c)	147	148
Bombardier, Inc. 7.50% 2/1/2029 (c)	840	877
Bombardier, Inc. 8.75% 11/15/2030 (c)	550	594
Canadian Pacific Railway Co. 5.20% 3/30/2035	150	155
Canadian Pacific Railway Co. 3.00% 12/2/2041	880	660
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,745	1,861
Clean Harbors, Inc. 6.375% 2/1/2031 (c)	73	75
CoreLogic, Inc. 4.50% 5/1/2028 (c)	300	292
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,115	1,183
EquipmentShare.com, Inc. 8.625% 5/15/2032 (c)	1,880	2,032
EquipmentShare.com, Inc. 8.00% 3/15/2033 (c)	1,830	1,957
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (c)	3,000	3,021
Herc Holdings, Inc. 6.625% 6/15/2029 (c)	1,340	1,378
Herc Holdings, Inc. 7.00% 6/15/2030 (c)	1,905	1,980
Herc Holdings, Inc. 7.25% 6/15/2033 (c)	1,110	1,160
Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,814
Icahn Enterprises, LP 6.25% 5/15/2026	833	833
Icahn Enterprises, LP 5.25% 5/15/2027	3,130	3,079
Icahn Enterprises, LP 9.75% 1/15/2029	8,978	9,072
Icahn Enterprises, LP 10.00% 11/15/2029 (c)	1,615	1,624
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (c)	685	712
LATAM Airlines Group SA 7.875% 4/15/2030 (c)	830	865
Norfolk Southern Corp. 4.45% 3/1/2033	78	78
Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,460
Paychex, Inc. 5.60% 4/15/2035	385	403
QXO Building Products, Inc. 6.75% 4/30/2032 (c)	2,955	3,067
Regal Rexnord Corp. 6.30% 2/15/2030	2,060	2,185
Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,360
RTX Corp. 2.82% 9/1/2051	925	588
Capital Group Core Plus Income ETF — Page 23 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 5.375% 2/27/2053	USD2,317	$2,268
Sabre GLBL, Inc. 11.125% 7/15/2030 (c)	2,850	2,764
Science Applications International Corp. 5.875% 11/1/2033 (c)	925	926
TransDigm, Inc. 6.25% 1/31/2034 (c)	400	412
TransDigm, Inc. 6.75% 1/31/2034 (c)	2,150	2,224
Union Pacific Corp. 5.10% 2/20/2035	1,736	1,786
Union Pacific Corp. 2.95% 3/10/2052	1,885	1,229
Union Pacific Corp. 4.95% 5/15/2053	4,861	4,540
Verisk Analytics, Inc. 5.125% 2/15/2036	3,956	3,995
		101,674
Municipals 0.02%
Gladieux Metals Recycling, LLC, Term Loan, (1-month USD CME Term SOFR + 10.00%) 14.361% PIK 10/20/2025 (d)(g)(h)(j)	267	267
Gladieux Metals Recycling, LLC, Term Loan, (1-month USD CME Term SOFR + 10.00%) 14.363% 10/20/2025 (d)(g)	534	534
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(h)	589	589
		1,390
Total corporate bonds, notes & loans		1,791,997
U.S. Treasury bonds & notes 14.66% U.S. Treasury 14.34%
U.S. Treasury 4.875% 4/30/2026	46,247	46,530
U.S. Treasury 4.125% 10/31/2026	6,325	6,353
U.S. Treasury 4.625% 6/15/2027	30,490	30,978
U.S. Treasury 3.625% 8/31/2027	124,539	124,544
U.S. Treasury 4.25% 2/15/2028	28,213	28,617
U.S. Treasury 4.375% 8/31/2028	1,750	1,786
U.S. Treasury 3.375% 9/15/2028	11,058	10,983
U.S. Treasury 4.25% 6/30/2029	2,433	2,482
U.S. Treasury 4.00% 5/31/2030	81,744	82,712
U.S. Treasury 3.625% 8/31/2030	4,600	4,577
U.S. Treasury 3.625% 9/30/2030	61,920	61,608
U.S. Treasury 3.875% 9/30/2032	19,985	19,921
U.S. Treasury 4.25% 8/15/2035	4,400	4,435
U.S. Treasury 4.625% 2/15/2040	9,900	10,075
U.S. Treasury 4.75% 2/15/2041	50,000	51,332
U.S. Treasury 4.75% 11/15/2043	10,500	10,614
U.S. Treasury 4.625% 5/15/2044	30,770	30,551
U.S. Treasury 4.625% 11/15/2044	93,495	92,646
U.S. Treasury 4.875% 8/15/2045	44,432	45,418
U.S. Treasury 4.75% 5/15/2055 (k)	164,912	165,412
U.S. Treasury 4.75% 8/15/2055	10,510	10,546
		842,120
U.S. Treasury inflation-protected securities 0.32%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (l)	18,647	18,951
Total U.S. Treasury bonds & notes		861,071
Asset-backed obligations 6.90% Auto loan 2.43%
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(c)	7,281	7,471
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(c)	1,922	1,929
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(c)	2,394	2,415
Capital Group Core Plus Income ETF — Page 24 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028 (a)(c)	USD3,333	$3,413
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(c)	2,369	2,474
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029 (a)(c)	890	934
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(c)	1,155	1,184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029 (a)(c)	4,000	4,203
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(c)	1,994	2,056
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(c)	3,081	3,146
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028 (a)(c)	1,250	1,252
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(c)	700	737
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(c)	5,800	6,088
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(c)	5,555	5,477
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032 (a)(c)	831	832
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(c)	1,000	1,002
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034 (a)(c)	5,769	5,982
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	23	24
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(c)	4,000	4,475
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(c)	848	911
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(c)	1,022	1,103
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(c)	3,010	3,231
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(c)	5,403	5,850
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(c)	4,799	5,017
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(c)	2,335	2,357
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(c)	950	1,026
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(c)	1,900	2,083
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(c)	1,170	1,228
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (a)(c)	2,200	2,217
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(c)	672	681
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(c)	300	290
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(c)	2,389	2,334
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029 (a)(c)	2,167	2,258
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(c)	3,950	4,181
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(c)	5,000	4,892
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(c)	4,947	5,021
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(c)	2,121	2,125
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(c)	5,746	5,856
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(c)	1,966	1,981
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(c)	1,368	1,377
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(c)	537	544
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(c)	1,912	1,941
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(c)	1,196	1,239
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(c)	39	39
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(c)	337	338
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(c)	8,785	8,834
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	796	812
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	6,118	6,129
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(c)	6,000	6,148
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027 (a)(c)	1,562	1,568
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(c)	3,798	3,881
		142,586
Other asset-backed securities 2.40%
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(c)	4,786	4,923
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(c)	713	722
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(c)	544	551
Capital Group Core Plus Income ETF — Page 25 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(c)	USD486	$346
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(c)	8,561	8,708
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032 (a)(c)	7,083	7,094
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(c)	3,449	3,501
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(c)	4,021	4,085
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(c)	9,048	9,144
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(c)	8,020	8,036
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(c)	5,739	5,751
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(c)	11,834	12,024
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(c)	5,734	5,781
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	1,185	1,195
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	156	131
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(c)	8,617	8,717
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(c)	8,464	8,502
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(c)	2,648	2,658
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(c)	1,364	1,384
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(c)	726	735
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(c)	632	653
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(c)	964	967
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(c)	183	184
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(c)	7,274	7,475
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(c)	2,676	2,683
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(c)	866	898
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	1,879	1,787
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	1,816	1,710
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(c)	3,175	3,022
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(c)	8,283	8,310
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(c)	1,002	940
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	2,148	2,155
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(c)	771	800
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(c)	2,312	2,323
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (a)(c)	2,333	2,355
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(c)	1,653	1,673
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	432	432
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(c)	640	640
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(c)	1,563	1,562
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(c)	3,000	3,091
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(c)	3,000	3,117
		140,765
Student loan 1.10%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(c)	5,038	5,093
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(c)	4,506	4,550
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(c)	18,454	18,741
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(c)	1,331	1,216
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(c)	678	619
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(c)	2,490	2,561
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(c)	14,532	14,813
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(c)	86	82
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(c)	8,883	9,650
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(c)	5,000	5,195
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(c)	1,869	1,912
		64,432
Capital Group Core Plus Income ETF — Page 26 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card 0.97%	Principal amount (000)	Value (000)
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (a)(c)	USD11,000	$11,045
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(c)	5,000	5,040
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(c)	765	774
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	2,021	2,040
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (a)(c)	1,996	2,011
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	3,176	3,186
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(c)	2,701	2,709
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(c)	2,418	2,426
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(c)	4,000	4,012
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	10,363	10,393
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(c)	1,658	1,664
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(c)	996	1,000
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(c)	953	956
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(c)	9,789	9,886
		57,142
Total asset-backed obligations		404,925
Bonds & notes of governments & government agencies outside the U.S. 1.76% Argentina 0.00%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (f)	176	119
Chile 0.01%
Chile (Republic of) 2.45% 1/31/2031	400	363
Chile (Republic of) 4.34% 3/7/2042	200	177
		540
Colombia 0.47%
Colombia (Republic of) 8.00% 4/20/2033	430	469
Colombia (Republic of) 7.50% 2/2/2034	5,245	5,524
Colombia (Republic of) 8.50% 4/25/2035	4,265	4,730
Colombia (Republic of) 8.00% 11/14/2035	6,168	6,634
Colombia (Republic of) 7.75% 11/7/2036	9,515	9,986
		27,343
Dominican Republic 0.04%
Dominican Republic 4.50% 1/30/2030 (c)	500	491
Dominican Republic 5.875% 1/30/2060	2,280	2,028
		2,519
Egypt 0.29%
Egypt (Arab Republic of) 5.80% 9/30/2027	200	199
Egypt (Arab Republic of) 5.875% 2/16/2031	600	560
Egypt (Arab Republic of) 8.50% 1/31/2047	5,163	4,566
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,516
Egypt (Arab Republic of) 8.75% 9/30/2051	2,089	1,867
Egypt (Arab Republic of) 8.15% 11/20/2059	600	503
Egypt (Arab Republic of) 7.50% 2/16/2061	9,590	7,531
		16,742
Honduras 0.04%
Honduras (Republic of) 5.625% 6/24/2030	2,070	2,058
Capital Group Core Plus Income ETF — Page 27 of 34

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) India 0.00%	Principal amount (000)	Value (000)
Export-Import Bank of India 2.25% 1/13/2031 (c)	USD250	$224
Mexico 0.41%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (c)	10,896	11,068
United Mexican States 4.75% 4/27/2032	860	843
United Mexican States 5.85% 7/2/2032	445	460
United Mexican States 6.00% 5/7/2036	5,510	5,646
United Mexican States 6.875% 5/13/2037	3,570	3,859
United Mexican States 6.625% 1/29/2038	2,165	2,281
		24,157
Nigeria 0.04%
Nigeria (Republic of) 7.875% 2/16/2032	2,350	2,340
Panama 0.18%
Panama (Republic of) 7.50% 3/1/2031	315	347
Panama (Republic of) 2.252% 9/29/2032	1,800	1,461
Panama (Republic of) 6.875% 1/31/2036	1,220	1,299
Panama (Republic of) 8.00% 3/1/2038	1,015	1,158
Panama (Republic of) 4.50% 4/16/2050	1,200	906
Panama (Republic of) 4.50% 4/1/2056	7,280	5,342
Panama (Republic of) 7.875% 3/1/2057	260	293
		10,806
Peru 0.08%
Peru (Republic of) 5.50% 3/30/2036	3,310	3,377
Peru (Republic of) 5.875% 8/8/2054	1,275	1,283
		4,660
Senegal 0.13%
Senegal (Republic of) 6.75% 3/13/2048	8,800	5,516
Senegal (Republic of) 6.75% 3/13/2048	3,439	2,155
		7,671
South Africa 0.04%
South Africa (Republic of) 5.875% 4/20/2032	1,003	1,016
South Africa (Republic of) 7.10% 11/19/2036 (c)	1,150	1,201
		2,217
Turkey 0.03%
Turkey (Republic of) 5.875% 6/26/2031	480	474
Turkey (Republic of) 6.50% 9/20/2033	1,150	1,140
		1,614
United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (c)	300	268
Total bonds & notes of governments & government agencies outside the U.S.		103,278
Municipals 0.07% California 0.02%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,080	1,101
Capital Group Core Plus Income ETF — Page 28 of 34

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico 0.05%	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (m)	USD5	$3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (m)	20	14
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (m)	95	65
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (m)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (m)	190	130
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (m)	265	182
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (m)	210	144
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (m)	20	14
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (m)	75	51
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (m)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (m)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (m)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (m)	20	14
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (m)	400	275
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (m)	65	45
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (m)	220	151
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (m)	55	38
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (m)	165	113
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (m)	610	419
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (m)	330	227
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (m)	65	45
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (m)	355	244
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (m)	100	69
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (f)(m)	465	318
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (m)	70	48
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (m)	650	445
		3,078
Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (c)	976	224
Total municipals		4,403
Total bonds, notes & other debt instruments (cost: $5,706,050,000)		5,777,628
Common stocks 0.00% Energy 0.00%	Shares
New Fortress Energy, Inc., Class A (n)	89,859	199
Short-term securities 8.25% Money market investments 8.25%
Capital Group Central Cash Fund 4.17% (o)(p)	4,842,612	484,261
Total short-term securities (cost: $484,193,000)		484,261
Total investment securities 106.65% (cost $6,191,358,000)		6,262,088
Other assets less liabilities (6.65)%		(390,662)
Net assets 100.00%		$5,871,426
Capital Group Core Plus Income ETF — Page 29 of 34

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	9,609	12/31/2025	USD2,002,501	$1,019
5 Year U.S. Treasury Note Futures	Long	3,063	12/31/2025	334,465	(433)
10 Year U.S. Treasury Note Futures	Long	640	12/19/2025	72,000	187
10 Year Ultra U.S. Treasury Note Futures	Short	5,332	12/19/2025	(613,597)	(6,042)
30 Year U.S. Treasury Bond Futures	Long	1,433	12/19/2025	167,079	3,353
30 Year Ultra U.S. Treasury Bond Futures	Long	184	12/19/2025	22,092	(200)
					$(2,116)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,891	EUR	2,462	Citibank	10/10/2025	$(1)
USD	876	EUR	745	Bank of America	10/17/2025	1
USD	1,037	EUR	883	HSBC Bank	10/17/2025	(1)
USD	5,296	EUR	4,480	Morgan Stanley	10/27/2025	29
						$28
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0145%	Annual	SOFR	Annual	10/27/2025	USD275,000	$142	$—	$142
3.863%	Annual	SOFR	Annual	10/29/2026	250,000	650	—	650
3.787%	Annual	SOFR	Annual	6/12/2027	152,000	849	—	849
3.7315%	Annual	SOFR	Annual	6/20/2027	156,000	747	—	747
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	(24)	—	(24)
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	3,453	—	3,453
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	491	—	491
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	974	—	974
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	1,168	—	1,168
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	401	—	401
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(323)	—	(323)
						$8,528	$—	$8,528
Capital Group Core Plus Income ETF — Page 30 of 34

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$(34)	$—	$(34)
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 8.25%
Money market investments 8.25%
Capital Group Central Cash Fund 4.17% (o)	$295,735	$1,665,458	$1,476,909	$(43)	$20	$484,261	$18,075
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/23/2026) (f)(i)	6/23/2023	$906	$1,027	0.02%
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/22/2026)	6/23/2023	722	722	0.02
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	574	594	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	101	104	0.00%(q)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (d)(g)	9/12/2023	74	76	0.00%(q)
		$2,377	$2,523	0.05%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,659,113,000, which represented 28.26% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Purchased on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,859,000, which represented 0.13% of the net assets of the fund.

(h)	Value determined using significant unobservable inputs.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $18,345,000, which represented 0.31% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Scheduled interest and/or principal payment was not received.
(n)	Security did not produce income during the last 12 months.
(o)	Rate represents the seven-day yield at 9/30/2025.
(p)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Amount less than 0.01%.
Capital Group Core Plus Income ETF — Page 31 of 34

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $2,421,474,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $10,291,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,418,342,000 and $85,000,000, respectively.
Capital Group Core Plus Income ETF — Page 32 of 34

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,611,954	$—	$2,611,954
Corporate bonds, notes & loans	—	1,791,138	859	1,791,997
U.S. Treasury bonds & notes	—	861,071	—	861,071
Asset-backed obligations	—	404,925	—	404,925
Bonds & notes of governments & government agencies outside the U.S.	—	103,278	—	103,278
Municipals	—	4,403	—	4,403
Common stocks	199	—	—	199
Short-term securities	484,261	—	—	484,261
Total	$484,460	$5,776,769	$859	$6,262,088

Capital Group Core Plus Income ETF — Page 33 of 34

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,559	$—	$—	$4,559
Unrealized appreciation on open forward currency contracts	—	30	—	30
Unrealized appreciation on centrally cleared interest rate swaps	—	8,875	—	8,875
Liabilities:
Unrealized depreciation on futures contracts	(6,675)	—	—	(6,675)
Unrealized depreciation on open forward currency contracts	—	(2)	—	(2)
Unrealized depreciation on centrally cleared interest rate swaps	—	(347)	—	(347)
Unrealized depreciation on bilateral interest rate swaps	—	(34)	—	(34)
Total	$(2,116)	$8,522	$—	$6,406

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-306-1125
Capital Group Core Plus Income ETF — Page 34 of 34